Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net-operating loss carryforward (federal & state)	$ 2,166,158	$ 1,558,626
Other
Total Deferred Tax Assets	2,166,158	1,558,626
Valuation allowance	(2,166,158)	(1,558,626)
Deferred Tax Asset, Net of Allowance